Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Dreyfus Municipal Income, Inc.

200 Park Avenue

New York, NY 10166

Under the

Investment Company Act of 1940, As Amended

Investment Company Act File No. 811-5652

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “Act”) and states that it is filing this notice pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for redemption.

(1)    Title of the class of securities of Dreyfus Municipal Income, Inc. (the “Fund”) to be redeemed

Auction Rate Preferred Shares, Liquidation Preference $25,000 per share, Series A (CUSIP #26201R 20 1) and Series B (CUSIP #26201R 30 0) (the “Preferred Shares”).

(2)    Date on which the securities are to be called or redeemed:

Series                                                      Date

A B	March 31, 2010 April 5, 2010

(3)    Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 4 (a) (i) of the Articles Supplementary dated September 16, 1999, of the Fund.

(4)    The principal amount or number of shares and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, pro-rata by series (subject to the methodology employed by The Depository Trust Company and the underlying broker-dealers, in a manner that is fair and equitable to all holders), the number and amount of outstanding Preferred Shares set forth below:

                        Number of

Series                  Shares                       Amount

A B	100 100	$2,500,000 $2,500,000

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SIGNATURE

            Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by undersigned on this 10th day of March, 2010.

                                                                        DREYFUS MUNICIPAL INCOME, INC.

By: /s/ Robert R. Mullery

      Name:  Robert R. Mullery

      Title:  Vice President and Assistant

      Secretary